Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Available-for-sale debt securities, amortized cost
Due within one year	¥ 50,655
Due after one to five years	348,552
Due after five to ten years	410,186
Due after ten years	2,364,643
Available-for-sale debt securities, Amortized cost	3,174,036	¥ 3,015,940
Available-for-sale debt securities, fair value
Due within one year	50,294
Due after one to five years	347,285
Due after five to ten years	407,825
Due after ten years	1,802,233
Available-for-sale debt securities	¥ 2,607,637	¥ 2,665,478